Loans payable	12 Months Ended
Dec. 31, 2020
Loans payable
Loans payable

10.          Loans payable:

(a)  Bank loans:

		Paycheck	New
	Device	Protection	Credit
	Loans (i), (ii)	Program (iii)	Facility (iv)	Total
Total, December 31, 2019	$251,499	$—	$—	$251,499
Short Term	101,107	—	—	101,107
Long Term	$150,392	$—	$—	$150,392

Total, December 31, 2020	$116,185	$2,751,284	$13,337,745	$16,205,214
Short Term	61,778	620,883	423,993	1,106,654
Long Term	$54,407	$2,130,401	$12,913,752	$15,098,560

      Undiscounted cash flows for bank loans as at December 31, 2020 are as follows:

	Paycheck	New
	Device	Protection	Credit
	Loans (i), (ii)	Program (iii)	Facility (iv)	Total

2021	$61,778	$860,727	$1,309,410	$2,231,915
2022	54,376	2,065,744	1,445,536	3,565,656
2023	—	218,162	1,432,411	1,650,573
2024	—	—	1,422,774	1,422,774
2025	—	—	13,249,978	13,249,978
Thereafter	—	—	2,266,721	2,266,721
Total Cash Payments	$116,154	$3,144,633	$21,126,830	$24,387,617

(i)

During the year ended December 31, 2018, the Company assumed loans from four separate banking institutions that were previously extended for the purchase of TMS devices to non-controlling interest holder partners. The TMS device loans were assumed as part of partnerships with local physicians, behavioural health groups or other strategic investors, which own minority interests in certain TMS center subsidiaries. These TMS device loans bear an average interest rate of 10% with average monthly blended interest and capital payments of $1,575 and mature or have matured during the years ended or ending December 31, 2019 to December 31, 2023, as the case may be. There are no covenants associated with these loans.

(ii)

During the year ended December 31, 2019, the Company assumed loans from two separate banking institutions that were previously extended for the purchase of TMS devices to non-controlling interest holder partners. The TMS device loans were assumed as part of partnerships with local physicians, behavioral health groups or other investors, which own minority interests in certain TMS center subsidiaries. These TMS device loans bear an average interest rate of 13% with average monthly blended interest and capital payments of $1,756 and mature during the year ended December 31, 2021.

During the year ended December 31, 2020, the Company was released from its obligations pertaining to one of the TMS device loans assumed during the year ended December 31, 2019 in the amount of $45,680 as a result of the disposal of the related TMS device. During the year ended December 31, 2020, the Company repaid TMS device loans totalling $84,634 (December 31, 2019 - $118,727).

(iii)

During the year ended December 31, 2020, the Company entered into a promissory note with U.S. Bank National Association, evidencing an unsecured loan in the amount of $3,080,760 (the “Loan”) made to the Company under the United States Paycheck Protection Program (the “PPP”). The PPP is a program organized by the U.S. Small Business Administration established under the recently-enacted Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan bears interest at a fixed rate of 1.0% per annum with average monthly blended interest and capital payments of $172,145 and matures on January 23, 2023. Payments are deferred for the first 16 months under the Loan with the first payments due August 23, 2021.

The effective interest rate used to measure the fair value of the loan is 10% and the benefit of the interest rate concession is a grant which gives the Company economic benefits over the term of the Loan and is recorded as deferred grant income (see note 11). The undiscounted face value of the Loan as at December 31, 2020 is $3,080,760 (December 31, 2019 – nil). As at the inception date, the carrying value of the debt was $2,587,871. During the year, $163,413 of accretion expense was recorded (December 31, 2019 - nil) and as at December 31, 2020 the carrying amount is $2,751,284 (December 31, 2019 – nil).

As federal authorities continue to update relevant policies and guidelines regarding the PPP, including some that may have retroactive effect, the Company is monitoring these developments and assessing any changes in the Company’s eligibility for the PPP or any other subsidies or support mechanisms under the CARES Act.

(iv)

On December 31, 2020, the Company entered into the Credit Agreement for the New Credit Facility with the Lender. The New Credit Facility provided a $15 million term loan that was funded at closing on December 31, 2020, with an option of drawing up to an additional $15 million in three $5 million delayed-draw term loan tranches within the 24 months following closing, subject to achieving specific financial milestones. All amounts borrowed under the New Credit Facility will bear interest at a rate equal to 30-day LIBOR plus 7.75%, subject to a minimum interest rate of 8.75%. The New Credit Facility has a five-year term and amortizes over the life of the New Credit Facility with 1% of the principal amount outstanding amortized over years one to four with the remaining outstanding principal repaid in installments over the fifth year. The undiscounted face value of the New Credit Facility as at December 31, 2020 is $15,000,000 (December 31, 2019 - nil) and the carrying amount is $13,337,745 (December 31, 2019 - nil). Transaction costs of $1,662,255 was incurred and are deferred over the term of the New Credit Facility.

The New Credit Facility contains financial covenants including consolidated minimum revenue and minimum qualified cash that become effective March 31, 2021 as well as a  number of negative covenants that came effective December 31, 2020. The Company has granted general security over all assets of the Company in connection with the performance and prompt payment of all obligations of the New Credit Facility.

The Company is in compliance with the financial covenants and there have been no events of default as at December 31, 2020.

(b)  Lender warrants

	December 31,	December 31,
	2020	2019

Lender warrants	$250,891	$—
Less: current portion of lender warrants	250,891	—
Long-term portion of lender warrants	—	$—

As consideration for providing the New Credit Facility, the Company issued 256,535 common share purchase warrants  to the Lender, each exercisable for one common share of the Company at an exercise price of C$2.24 per common share, expiring on December 31, 2025. As at December 31, 2020, the value of the lender warrants are $250,891 (December 31, 2019 - nil).

As the exercise price is denoted in a different currency than the Company’s functional currency, the lender warrants are recorded as a financial liability on the consolidated statements of financial position.

The fair value of the lender warrants granted on December 31, 2020 was estimated to be $0.98 per lender warrant using the Black-Scholes option pricing model based on the following assumptions: volatility of 51.61% calculated based on a comparable company; remaining life of five years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 0.39%.

To the extent that the Company draws down additional financing under the New Credit Facility, the Company will be required to issue additional lender warrants in an amount equal to 3% of the amounts drawn divided by the lesser of (i) the closing price for the common shares on the day prior to the issuance of such lender warrants and (ii) the average closing price of the common shares on the Toronto Stock Exchange for the 10 days prior to the issuance of such additional lender warrants, in either case subject to approval by the Toronto Stock Exchange.

(c)  Non-controlling interest loans:

	December 31,	December 31,
	2020	2019
Non-controlling interest loans	$77,137	$69,674

The non-controlling interest holder partners of the Company, from time to time, provide additional capital contributions in the form of capital loans to the Company’s subsidiaries. These loans bear interest at a rate of 10%, compounded on a monthly basis. The loans are unsecured and are repayable subject to certain liquidity and solvency requirements and are classified as current liabilities.